Contingencies (Details)													12 Months Ended
	Dec. 02, 2024 USD ($)	Dec. 02, 2024 GBP (£)	Mar. 27, 2024 GBP (£)	Jan. 29, 2024 USD ($)	Jan. 29, 2024 CAD ($)	Oct. 30, 2023 GBP (£)	May 15, 2023 GBP (£)	May 12, 2023 GBP (£)	May 10, 2023 USD ($)	May 10, 2023 GBP (£)	Apr. 29, 2023 GBP (£)	Oct. 20, 2022 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Nov. 14, 2022 USD ($)	Nov. 14, 2022 GBP (£)	Oct. 20, 2022 USD ($)
Contingencies [Line Items]
Administrative and legal fees | £												£ 1,832,150.62
Losses caused by loan amount (in Dollars) | $																	$ 6,849,935.69
Loan receivables (in Dollars)															$ 30,224	£ 25,000	$ 3,000,000
Legal cost | £						£ 60,000
Agreement amount	$ (129,705)	£ 100,000												£ 67,392
Gain on debt settlement (in Dollars) | $	$ 9,670												$ 1,205
Employment agreement | £											£ 420,659.95
Alleged protected amount | £								£ 1,630,302.22
Aggregate amount (in Dollars) | $					$ 271,990
Annual salary (in Dollars) | $					$ 60,000
Dismissal damages (in Dollars) | $				$ 200,000
Tejinder Virk [Member]
Contingencies [Line Items]
Gain on debt settlement (in Dollars) | $									$ 25,969
Settlement agreement | £										£ 30,000
Vidya Iyer [Member]
Contingencies [Line Items]
Gain on debt settlement (in Dollars) | $													$ 147,437
Employment agreement | £							£ 151,774
Settlement agreement | £			£ 30,000